Average Annual Total Returns{- Fidelity Series Bond Index Fund} - 08.31 Fidelity Series Bond Index Fund Pro-05 - Fidelity Series Bond Index Fund	Fidelity Series Bond Index Fund Return Before Taxes Past 1 year	Fidelity Series Bond Index Fund Return Before Taxes Since Inception		Fidelity Series Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Series Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception
Total	(1.80%)	4.12%	[1]	(2.43%)	3.09%	[1]	(1.07%)	2.74%	[1]	(1.54%)	4.23%	[1]

[1]	(a)From April 26, 2019